Provisions (Tables)	9 Months Ended
Sep. 30, 2024
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2024	12.7	7.6	16.2	36.5
Additional provision in the period	1.7	—	2.3	4.0
Release of provision	(0.8)	(0.2)	(0.9)	(1.9)
Utilization of provision	(9.0)	—	(1.2)	(10.2)
Foreign exchange	—	—	(0.6)	(0.6)
Balance as of September 30, 2024	4.6	7.4	15.8	27.8

Analysis of total provisions:			September 30, 2024	December 31, 2023
Current			25.0	35.1
Non-current			2.8	1.4
Total			27.8	36.5